Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Presentation [Abstract]
Schedule of Consolidated Subsidiaries	The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2017, 2018 and 2019. The consolidated subsidiaries are as follows:
Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Non-profit Organization dedicated to social orientation and infrastructure support of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Aerocomercializadora del Pacifico, S.A. de C.V. (ADP)	99.99%	Mexico	Operation of hotel infrastructure and other commercial services (without operation since 2018)
Desarrollo de Concesiones Aeroportuarias, S.L. (DCA)	100.0%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (MBJA)	74.50%	Jamaica	Operation of airport
PAC Kingston Airport Limited (PACKAL)	100.0%	Jamaica	Operation of airport
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation

Schedule of Income and Expenses of Foreign Operations

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions. During 2017, 2018 and 2019, were as follows:

Currency	2017		2018		2019
Pesos / USD	Ps.	18.9326	Ps.	19.2357	Ps.	19.2616
USD / Euros		USD$1.1293		USD$1.1815		USD$1.1196